COMMITMENTS (Details) - 12 months ended Sep. 30, 2018	USD ($)	CAD ($)
2019
Contractual Obligations [Line Items]
Minimum annual royalty per License Agreement (Note 6)		$ 85,000
Collaborative Research Agreement with BC Cancer Agency		174,037
Total (in C$)		259,037
SVB loan payments (Note 7)	$ 3,210,752
Lease on US office spaces	115,906
2020
Contractual Obligations [Line Items]
Minimum annual royalty per License Agreement (Note 6)		85,000
Collaborative Research Agreement with BC Cancer Agency		0
Total (in C$)		85,000
SVB loan payments (Note 7)	4,032,332
Lease on US office spaces	119,383
2021
Contractual Obligations [Line Items]
Minimum annual royalty per License Agreement (Note 6)		85,000
Collaborative Research Agreement with BC Cancer Agency		0
Total (in C$)		85,000
SVB loan payments (Note 7)	0
Lease on US office spaces	70,670
2022
Contractual Obligations [Line Items]
Minimum annual royalty per License Agreement (Note 6)		85,000
Collaborative Research Agreement with BC Cancer Agency		0
Total (in C$)		85,000
SVB loan payments (Note 7)	0
Lease on US office spaces	0
2023
Contractual Obligations [Line Items]
Minimum annual royalty per License Agreement (Note 6)		85,000
Collaborative Research Agreement with BC Cancer Agency		0
Total (in C$)		$ 85,000
SVB loan payments (Note 7)	0
Lease on US office spaces	$ 0